Long-Term Debt and Other Financial Liabilities, Huarong Squireship Sale and Leaseback (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) Installment	Mar. 13, 2025 USD ($)	Dec. 31, 2024 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 289,237		$ 261,451
Huarong Squireship Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount		$ 18,000
Term of charter contract	5 years
Number of payment installments | Installment	20
Frequency of periodic payment	quarterly
Installment payment	$ 475
Balloon payment	$ 8,500
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	ship:TermSecuredOvernightFinancingRateSofrMember
Margin on variable rate	2.15%
Balance outstanding	$ 17,525